Subsequent Events	12 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
22.	Subsequent Events

Subsequent to June 30, 2022, the Company paid off the remaining balance of USD $156,105 (CAD $201,157) on the Loan upon its maturity.

Subsequent to June 30, 2022, 38,082 stock options exercisable at a price of USD $7.50 previously granted to a former officer of the Company, were cancelled.

Subsequent to June 30, 2022, the Company received additional grant income of $109,750 from the MMDF.